As filed with the Securities and Exchange                      File No. 2-51739
Commission on February 15, 2002                                File No. 811-2514

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 59

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 44

                               AETNA VARIABLE FUND

                       (d/b/a AETNA GROWTH AND INCOME VP)

             151 Farmington Avenue TS31, Hartford, Connecticut 06156

                                 (860) 275-3252

                            Michael Gioffre, Counsel
          10 State House Square SH11, Hartford, Connecticut 06103-3602
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

         X       on May 1, 2002 pursuant to paragraph (a)(1)

                                  PARTS A AND B

The Prospectuses and Statement of Additional Information are incorporated into Parts A and B of this Post-Effective Amendment No. 59 by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on February 15, 2002.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

         (a)      Amended and Restated Declaration of Trust*
         (b)      Amended and Restated Bylaws (adopted by Board of Trustees
                  September 13, 1994)(1)
         (c)      Instruments Defining Rights of Holders(2)
         (d.1)    Investment Management Agreement between Aetna Income Shares
                  (Registrant) and ING Pilgrim Investments, LLC. (ING)*
         (d.2)    Subadvisory Agreement between ING, the Registrant and Aeltus
                  Investment Management, Inc. (Aeltus) *
         (e)      Distribution Agreement between the Registrant and ING Pilgrim
                  Securities, Inc. *
         (f)      Directors' Deferred Compensation Plan(3)
         (g.1)    Custody Agreement between the Registrant and State Street Bank and Trust Company*
         (g.2)    Recordkeeping Agreement between State Street Bank and Trust
                  Company and the Registrant*
         (h.1)    Administration Agreement between the Registrant and ING
                  Pilgrim Group, LLC and the Registrant*
         (h.2)    License Agreement(4)
         (i)      Opinion and Consent of Counsel*
         (j)      Consent of Independent Auditors*
         (k)      Not applicable
         (l)      Not applicable
         (m)      Distribution Plan*
         (n)      Multiple Class Plan*
         (o)      Not Applicable
         (p.1)    Pilgrim Code of Ethics*
         (p.2)    Aeltus Code of Ethics(5)
         (p.3)    Aetna Mutual Funds Code of Ethics(6)
         (q.1)    Power of Attorney (April 4, 2001)(5)
         (q.2)    Authorization for Signatures(7)

*To be filed by amendment.

1. Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 2-51739), as filed with the Securities and Exchange Commission (SEC) on April 25, 1996.

2. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 2-51739), as filed with the SEC on June 7, 1996.

3. Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-1A (File No. 2-51739), as filed with the SEC on April 27, 1998.

4. Incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A (File No. 2-51739), as filed with the SEC on April 11, 1997.

5. Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on April 5, 2001.

6. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on August 1, 2000.

7. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on September 26, 1997.

Item 24. Persons Controlled by or Under Common Control

              Registrant is a Massachusetts business trust for which separate financial statements are filed. As of January 31, 2002 Aetna Life Insurance and Annuity Company (ALIAC), and its affiliates, owned 99.56% of Registrant's outstanding voting securities, through direct ownership or through one of ALIAC's separate accounts.

              Aetna is an indirect wholly owned subsidiary of ING Groep N.V.

              A list of persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed with the SEC on April 9, 2001.

Item 25. Indemnification

              Article 5.3 of the Registrant's Amendment to Declaration of Trust, incorporated herein by reference to Exhibit (a.1) of Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 2-51739), as filed with the SEC on April 25, 1996, provides indemnification for the Registrant's trustees and officers. In addition, the Registrant's trustees and officers are covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2002.

              Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) of Post-Effective Amendment No. 53 to Registration Statement on Form N-1A (File No. 2-51739), as filed with the SEC on April 27, 1998, provides for indemnification of Aeltus, the Administrator.

Item 26.  Business and Other Connections of Investment Adviser

             The investment adviser, Aeltus, is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as the investment adviser and administrator for Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Aeltus also acts as the investment adviser to certain private accounts.

             The following table summarizes the business connections of the directors and principal officers of the investment adviser.

                                  Positions and Offices             Other Principal Position(s) Held
Name                              with Investment Adviser           Since Dec. 31, 1999/Addresses
----                              ---------------------             --------------------------------
J. Scott Fox*                     Director, President, Chief        Director (since May 1996), President (since April
                                  Executive Officer and Chief       2001), Chief Executive Officer (since June 2001)
                                  Operating Officer                 and Chief Operating Officer (since May 1996), Chief
                                                                    Financial Officer (May 1996 to June 2001), Managing
                                                                    Director (May 1996 to April 2001) - Aeltus Trust
                                                                    Company; Director (since February 1995), Executive
                                                                    Vice President (since April 2001), Chief Operating
                                                                    Officer (since February 1995), Chief Financial
                                                                    Officer, Managing Director (February 1995 to April
                                                                    2001) - Aeltus Capital, Inc.

Thomas J. McInerney**             Director                          General Manager and Chief Executive Officer (since
                                                                    December 2000) - ING Worksite Financial Services;
                                                                    Director and President (September 1997 - May 2000)
                                                                    and (since September 2000) - Aetna Life Insurance
                                                                    and Annuity Company; Executive Vice President
                                                                    (August 1997 to December 2000) - Aetna Inc.

John G. Turner***                 Director                          President (January 2002 to present) - Turner
                                                                    Investment Company; Vice Chairman (September 2000
                                                                    to December 2001) - ING Americas; Chairman and
                                                                    Chief Executive Officer (July 1991 to September
                                                                    2000) - ReliaStar.

Stephanie A. DeSisto*             Senior Vice President and         Senior Vice President and Assistant Treasurer
                                  Assistant Treasurer               (since April 2001) - Aeltus Trust Company;
                                                                    Vice President (April 2000 to April 2001) - Aeltus
                                                                    Trust Company.

                                  Positions and Offices             Other Principal Position(s) Held
Name                              with Investment Adviser           Since Dec. 31, 1999/Addresses
----                              ---------------------             --------------------------------
Michael Gioffre*                  Senior Vice President, Counsel    Senior Vice President (since April 2001), Assistant
                                  and Secretary                     General Counsel and Secretary (since July 2000) -
                                                                    Aeltus Capital, Inc.; Senior Vice President (since
                                                                    April 2001), Counsel (since July 2001), Secretary
                                                                    (since July 2000) - Aeltus Trust Company; Assistant
                                                                    Secretary (January 2000 - July 2000), Assistant
                                                                    General Counsel (July 2000 to July 2001) - Aeltus
                                                                    Trust Company; Counsel (May 1998 to July 2000) -
                                                                    Aetna Financial Services, Inc.

Brian K. Kawakami*                Senior Vice President, Chief      Senior Vice President (Since April 2001), Chief
                                  Compliance Officer                Compliance Officer & Director (since January 1996)
                                                                    - Aeltus Trust Company; Senior Vice President (Since
                                                                    April 2001), Chief Compliance Officer (since August
                                                                    1993) - Aeltus Capital, Inc.

Neil Kochen*                      Executive Vice President, Chief   Executive Vice President, Chief Investment Officer
                                  Investment Officer                (since April 2001), Managing Director (April 1996
                                                                    to April 2001) - Aeltus Trust Company; Executive
                                                                    Vice President (since April 2001), Managing Director
                                                                    (August 1996 to April 2001) - Aeltus Capital, Inc.

L. Charles Meythaler*             Executive Vice President, Chief   Director (since July 1997), Executive Vice
                                  Marketing Officer                 President (since April 2001) - Aeltus Trust
                                                                    Company; Managing Director (June 1997 to April 2001)
                                                                    - Aeltus Trust Company.

     * The principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602.

     ** The principal business address of Mr. McInerney is 151 Farmington Avenue, Hartford, Connecticut 06156.

     *** The principal business address of Mr. Turner is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 27. Principal Underwriters

     (a) ING Pilgrim Securities, Inc. is the principal underwriter for the Registrant and for Aetna Income Shares, Aetna Variable Encore Fund, Aetna GET Fund, Aetna

          Balanced VP, Inc., Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc., Aetna Series Fund, Inc., Pilgrim Funds Trust, Pilgrim Mutual Funds; Pilgrim Equity Trust; Pilgrim Advisory Funds, Inc.; Pilgrim Investment Funds, Inc.; Pilgrim Financial Services Fund, Inc.; Pilgrim Prime Rate Trust; Pilgrim SmallCap Opportunities Fund; Pilgrim Growth Opportunities Fund; Pilgrim Mayflower Trust; Pilgrim GNMA Income Fund, Inc.; Pilgrim Precious Metals Fund, Inc.; Pilgrim Growth and Income Fund, Inc.; Pilgrim International Fund, Inc.; Pilgrim Russia Fund, Inc; Lexington Money Market Trust; and Pilgrim Senior Income Fund.

     (b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the U.S. Securities and Exchange Act of 1934, as amended and is incorporated herein by reference thereto.

     (c)  Not applicable.

Item 28. Location of Accounts and Records

          As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

          Shareholder records of direct shareholders are maintained by the transfer agent, DST Systems, Inc., 330 West 9th Street, Kansas City, Missouri 64105-1514.

Item 29.  Management Services

          Not applicable.

Item 30.  Undertakings

          Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Variable Fund has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 15th day of February 2002.

                                                  AETNA VARIABLE FUND

                                                      Registrant

                                                  By  J. Scott Fox*
                                                      --------------------------
                                                      J. Scott Fox
                                                      President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                     Title                                     Date
---------                     -----                                     ----
J. Scott Fox*                 President and Trustee              )
-------------------------
J. Scott Fox                  (Principal Executive Officer)      )
                                                                 )
Albert E. DePrince, Jr.*      Trustee                            )
-------------------------
Albert E. DePrince, Jr.                                          )
                                                                 )
Maria T. Fighetti*            Trustee                            )
-------------------------
Maria T. Fighetti                                                )
                                                                 )
David L. Grove*               Trustee                            )      February
-------------------------                                               15, 2002
David L. Grove                                                   )
                                                                 )
Sidney Koch*                  Trustee                            )
-------------------------
Sidney Koch                                                      )
                                                                 )
Corine T. Norgaard*           Trustee                            )
-------------------------
Corine T. Norgaard                                               )
                                                                 )
Richard G. Scheide*           Trustee                            )
-------------------------
Richard G. Scheide                                               )

John G. Turner*               Trustee                                          )
-------------------------
John G. Turner                                                                 )
                                                                               )
Stephanie A. DeSisto*         Treasurer and Chief Financial Officer            )
-------------------------
Stephanie A. DeSisto          (Principal Financial and Accounting Officer)     )

By:  /s/ Michael Gioffre
     --------------------
     *Michael Gioffre
     Attorney-in-Fact

* Executed pursuant to Power of Attorney dated April 4, 2001 and filed with the Securities and Exchange Commission on April 5, 2001.

                               Aetna Variable Fund

                                  EXHIBIT INDEX



Exhibit No.               Exhibit                                           Page
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